Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - JAYUD GLOBAL LOGISTICS LIMITED [Member]		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Investments in subsidiaries		¥ 33,325,657	$ 4,785,006	¥ 16,887,523
Total assets		33,325,657	4,785,006	16,887,523
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share;480,000,000 Class A ordinary shares authorized and 10,790,400 and 13,590,400 Class A ordinary shares issued and outstanding as of December 31, 2021, 2022, respectively.)*	[1]	8,830	1,268	6,880
Class B Ordinary shares (par value of US$0.0001 per share; 20,000,000 Class B ordinary shares authorized and 6,409,600 class B shares issued and outstanding as of December 31, 2021 and 2022, respectively.)*	[1]	4,087	587	4,087
Additional paid-in capital		72,691,813	10,437,328	13,190,206
Subscription receivable		(34,823,000)	(5,000,000)
Statutory reserves		4,651,141	667,826	2,447,862
Retained earnings (Accumulated deficit)		(9,025,668)	(1,295,935)	1,219,888
Accumulated other comprehensive income		(181,546)	(26,068)	18,600
Total shareholders’ equity		33,325,657	4,785,006	16,887,523
Total liabilities and shareholders’ equity		¥ 33,325,657	$ 4,785,006	¥ 16,887,523

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).